CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2023 IDR (Rp) Rp / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 IDR (Rp) Rp / shares	Dec. 31, 2021 IDR (Rp) Rp / shares
Disclosure of depositary receipts [line items]
REVENUES	Rp 149,216	$ 9,690	Rp 147,306	Rp 143,210
COST AND EXPENSES
Operation, maintenance, and telecommunication service expenses	(39,718)	(2,579)	(38,184)	(38,133)
Depreciation and amortization expenses	(32,569)	(2,115)	(33,129)	(31,714)
Personnel expenses	(15,927)	(1,034)	(14,907)	(15,524)
Interconnection expenses	(6,363)	(413)	(5,440)	(5,181)
General and administrative expenses	(6,099)	(396)	(5,854)	(5,016)
Marketing expenses	(3,530)	(229)	(3,929)	(3,633)
Unrealized gain (loss) on changes in fair value of investments	(748)	(49)	(6,438)	3,432
Gain (loss) on foreign exchange - net	(36)	(2)	256	50
Other income - net	259	15	35	162
OPERATING PROFIT	44,485	2,888	39,716	47,653
Finance income	1,061	69	878	558
Finance cost	(4,692)	(305)	(4,077)	(4,394)
Share of profit (loss) of long-term investment in associates	1	0	(87)	(78)
PROFIT BEFORE INCOME TAX	40,855	2,652	36,430	43,739
INCOME TAX (EXPENSE) BENEFIT
Current	(8,796)	(571)	(9,259)	(9,556)
Deferred	9	1	549	(84)
INCOME TAX (EXPENSE) BENEFIT	(8,787)	(570)	(8,710)	(9,640)
PROFIT FOR THE YEAR	32,068	2,082	27,720	34,099
Other comprehensive income (loss) to be reclassified to profit or loss in subsequent periods:
Foreign currency translation	(66)	(4)	299	28
Changes in fair value of investments	2	0	3	(2)
Share of other comprehensive income of long-term investment in associates	(1)	0	1	(1)
Other comprehensive income (loss) not to be reclassified to profit or loss in subsequent periods:
Defined benefit actuarial gain (loss) - net	(1,389)	(90)	1,464	1,955
Other comprehensive income (loss) - net	(1,454)	(94)	1,767	1,980
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	30,614	1,988	29,487	36,079
Profit for the year attributable to:
Owners of the parent company	24,427	1,586	20,736	24,877
Non-controlling interests	7,641	496	6,984	9,222
PROFIT FOR THE YEAR	32,068	2,082	27,720	34,099
Total comprehensive income for the year attributable to:
Owners of the parent company	22,949	1,490	22,449	26,884
Non-controlling interests	7,665	498	7,038	9,195
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	Rp 30,614	$ 1,988	Rp 29,487	Rp 36,079
BASIC EARNINGS PER SHARE
Profit per share - (Basic) | (per share)	Rp 246.58	$ 0.02	Rp 209.32	Rp 251.13
Profit per share - (Diluted) | (per share)	246.58	0.02	209.32	251.13
ADR
BASIC EARNINGS PER SHARE
Profit per ADS (100 Series B shares per ADS) - (Basic) | (per share)	24,658.24	1.60	20,932.30	25,112.50
Profit per ADS (100 Series B shares per ADS) - (Diluted) | (per share)	Rp 24,658.24	$ 1.60	Rp 20,932.30	Rp 25,112.50